Summary of Significant Accounting Policies - Provision for Risks - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure Of Provisions For Risk [abstract]
Provisions recorded for future operating losses	€ 0